Cistera
Networks(TM)
www.cistera.com



May 21st, 2007

Mr. Christopher White
Division of Corporate Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



Dear Mr. White:

Please find attached Cistera Networks' Amendment #1 to Form SB-2. This revised document incorporates all comments received from the SEC during the review process plus it has been updated to reflect all activity that has occurred since the original filing date.

All financials have been updated to reflect the most recently filed activity date of December 31, 2006. If you have any questions or concerns, please do not hesitate to contact me at (972) 381-4695.

Regards,



Jim Miller
VP-Operations
Cistera Networks
jmiller@cistera.com
17304 Preston Rd. Suite 975
Dallas, TX  75252